Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Remuneration	$ 4,815	$ 8,663	$ 7,536
Short-term benefits	79	181	172
Amortization of long-term employee benefits	537
Expense recognized in respect of share-based compensation	1,225	2,951	2,044
Total	$ 6,656	$ 11,795	$ 9,752